PRUDENTIAL INVESTMENTS » MUTUAL FUNDS
Prudential  Jennison International Opportunities Fund

A: PWJAX	C: PWJCX	Q: PWJQX	Z: PWJZX
SUMMARY PROSPECTUS • December 23, 2015
Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can ﬁnd the Fund's Prospectus, Statement of Additional Information (SAI), Annual Report and other information about the Fund online at www.prudentialfunds.com/docs. You can also get this information at no cost by calling 1-800-225-1852 or by sending an e-mail to: prospectus@prudentialfundsemail.com. The Fund's Prospectus and SAI, both dated December 23, 2015, as supplemented and amended from time to time, and the Fund's most recent shareholder report, dated October 31, 2015 are all incorporated by reference into (legally made a part of) this Summary Prospectus.

INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek long-term growth of capital.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 24 of the Fund's Prospectus and in Rights of Accumulation on page 46 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of original purchase price or net asset value at redemption)	1%	1%	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Maximum account fee (accounts under $2,500)	$15	$15	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees(1)	0.83%	0.83%	0.83%	0.83%
Distribution and service (12b-1) fees	0.30%	1.00%	None	None
+ Other expenses	0.49%	0.49%	0.46%	0.49%
= Total annual Fund operating expenses	1.62%	2.32%	1.29%	1.32%
– Fee waiver and/or expense reimbursement	(0.50)%	(0.45)%	(0.45)%	(0.45)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(2)	1.12%	1.87%	0.84%	0.87%
(1) The management fees shown reflect a contractual reduction in the Fund’s management fee rate which became effective as of October 1, 2015: because the reduced management fee rate was not in effect for the full fiscal year ended October 31, 2015, the fee rate set out in the Fund’s financial statements for the fiscal year ended October 31, 2015 will differ from the management fee rate shown in the table above.
(2) The manager of the Fund has contractually agreed through February 28, 2017 to reimburse and/or waive fees so that the Fund’s net annual operating expenses do not exceed 0.84% of the Fund’s average daily net assets (exclusive of distribution and service (12b-1) fees, transfer agency / sub-transfer agency fees and networking expenses, extraordinary expenses and certain other expenses, such as taxes, interest and brokerage commissions). Separately, the distributor of the Fund has contractually agreed through February 28, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. These waivers may not be terminated prior to February 28, 2017 without the prior approval of the Fund’s Board of Directors.
Example. The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only
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reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$658	$987	$1,338	$2,326	$658	$987	$1,338	$2,326
Class C	$290	$681	$1,199	$2,621	$190	$681	$1,199	$2,621
Class Q	$86	$365	$664	$1,517	$86	$365	$664	$1,517
Class Z	$89	$374	$680	$1,551	$89	$374	$680	$1,551
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 75% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies. The Fund will invest primarily in equity and equity-related securities of non-US companies located in various countries outside the US, including non-US issuers located in emerging markets (identified by the manager as countries classified by MSCI as emerging and frontier markets). The Fund can invest without limit in foreign securities, typically invests in a number of different countries, and may invest a significant portion of its assets in companies located in emerging markets. The Fund may invest in American Depositary Receipts (ADRs), American Depositary Shares (ADSs) and similar securities. Because the Fund may invest a large portion of its assets in a single country or region of the world, the Fund's investments may be geographically concentrated relative to broad diversified indexes of international stocks. This can result in more pronounced risks based upon economic conditions that impact one or more countries or regions more or less than other countries or regions. The Fund may invest in securities of issuers of any market capitalization size.
The Fund seeks to invest in companies in the early stages of accelerating growth, with attributes such as sustainable competitive advantages, the ability to execute a business strategy, and an appropriate valuation. The manager may begin to trim a position as a stock approaches what is believed to be its fair value. An unfavorable change in a holding’s fundamentals, such as a weakening financial or competitive position or a significant change in management or governance issues, could trigger a sale. The emergence of what is believed to be a more attractive portfolio candidate may also lead to eliminating or reducing the weight of a position in the Fund.
Principal Risks. All investments have risks to some degree. An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Market Capitalization Risk. The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and medium-sized companies are less stable than the prices of large company stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.
Equity and Equity-Related Securities Risks. The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund's holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Foreign Securities Risk. Investments in securities of non-US issuers (including those denominated in US dollars) generally involve more risk than investing in securities of US issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the US. Foreign legal systems generally have fewer regulatory requirements than the US legal system. In general, less information is publicly available about non-US companies than about US companies. Non-US companies generally are not subject to the same accounting, auditing, and financial reporting standards as are US companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund's investments in non-US securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-US currency, confiscatory taxation and adverse diplomatic developments. Special US tax considerations may apply.
Emerging Markets Risk. The risks of non-US investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-US investors, or that prevent non-US investors from withdrawing their money at will.
Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Country Risk. Changes in the business environment may adversely affect operating profits or the value of assets in a specific country. For example, financial factors such as currency controls, devaluation or regulatory changes or stability factors such as mass riots, civil war and other potential events may contribute to companies’ operational risks.
Growth Style Risk. The Fund's growth style may subject the Fund to above-average fluctuations as a result of seeking higher than average capital growth. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Since the Fund follows a growth investment style, there is the risk that the growth investment style may be out of favor for a period of time. At times when the style is out of favor, the Fund may underperform the market in general, its benchmark and other mutual funds.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Geographic Concentration Risk. The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.
Management Risk. The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.
Market Events Risk. Events in the financial markets have resulted in, and may continue to result in, an unusually high degree of volatility, both in non-US and US markets. This market volatility, in addition to reduced liquidity in credit and fixed-income markets, may adversely affect issuers worldwide. Furthermore, the impact of policy and legislative changes in the US and other countries may not be fully known for some time. This environment could make identifying investment risks and opportunities especially difficult for the subadviser.
Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
More information about the risks of investing in the Fund appears in the Prospectus.
Performance. The following bar chart shows the Fund's performance for Class A shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the average annual returns of each of the Fund’s share classes and also compares the Fund’s performance with the average annual total returns of an index or other benchmark and a group of similar mutual funds. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Best Quarter:	Worst Quarter:
12.20%	-3.96%
3rd Quarter 2013	3rd Quarter 2014

1 These annual total returns do not include sales charges. If sales charges were included, the annual total returns would be lower than those shown. Without the contractual expense limitation and the distribution and service (12b-1) fee waiver, the annual returns would have been lower as well. The return for the period from January 1, 2015 through September 30, 2015 was -3.49%.
Average Annual Total Returns % (including sales charges) (as of 12-31-14)
Return Before Taxes	One Year	Five Years	Ten Years	Since Inception
Class C shares	-10.28	N/A	N/A	10.33 (6/5/12)
Class Q	N/A	N/A	N/A	N/A
Class Z shares	-8.51	N/A	N/A	11.43 (6/5/12)

Class A Shares % (including sales charges)
Return Before Taxes	-13.77	N/A	N/A	8.72 (6/5/12)
Return After Taxes on Distributions	-13.77	N/A	N/A	8.21 (6/5/12)
Return After Taxes on Distributions and Sale of Fund Shares	-7.80	N/A	N/A	6.64 (6/5/12)
° After-tax returns are calculated using the historical highest individual federal marginal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Index % (reflects no deduction for fees, expenses or taxes)
MSCI All Country World Index ex-US	-3.87	N/A	N/A	11.81

Lipper Average % (reflects no deduction for sales charges or taxes)
Lipper International Multi-Cap Growth Funds Average	-4.95	N/A	N/A	12.12
MANAGEMENT OF THE FUND
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Jennison Associates LLC	Mark Baribeau, CFA	Managing Director	June 2012
		Thomas Davis	Managing Director	June 2012
BUYING AND SELLING FUND SHARES
	Minimum Initial Investment	Minimum Subsequent Investment
Fund shares (most cases)	$2,500	$100
Retirement accounts and custodial accounts for minors	$1,000	$100
Automatic Investment Plan (AIP)	$50	$50
You can purchase or redeem shares on any business day through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

Notes

Notes

By Mail:	Prudential Mutual Fund Services LLC, PO Box 9658, Providence, RI 02940
By Telephone:	800-225-1852 or 973-367-3529 (outside the US)
On the Internet:	www.prudentialfunds.com
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